Expense Example, No Redemption {- Franklin Mutual Shares Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Shares Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 183
3 Years	566
5 Years	975
10 Years	$ 2,116